UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				New York, NY	  August 16, 2010
-----------------------------------     ----------------  --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  187,801 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID COM 7.5% 	       CNV	   00828UAB9 1039      1000000	PRN	 SOLE		      1000000
AGCO CORPORATION 1.25%         CNV	   001084AM4 473       500000	PRN	 SOLE		      500000
AGNICO EAGLE MINES LTD         COM	   008474108 1317      21664	SH	 SOLE		      21664
AMAZON.COM INC CMN	       PUT	   023135106 1639      15000	SH  PUT  SOLE		      15000
AMEX MATERIALS SELECT 'SPDR'   PUT	   81369Y100 4256      150000	SH  PUT	 SOLE		      150000
ARCHER-DANIELS-MIDLAND COMPANY CNV	   039483AW2 471       500000	PRN	 SOLE		      500000
C.H. ROBINSON WORLDWIDE INC.   PUT	   12541W209 974       17500	SH  PUT	 SOLE		      17500
CAMECO CORPORATION CMN	       CALL	   13321L108 3573      167900	SH  CALL SOLE		      167900
CAMECO CORPORATION CMN	       COM	   13321L108 3241      152298	SH	 SOLE		      152298
CAREER EDUCATION CORP CMN      PUT	   141665109 1358      59000	SH  PUT	 SOLE		      59000
CHEESECAKE FACTORY INCOR       PUT	   163072101 405       18200	SH  PUT	 SOLE		      18200
CHIPOTLE MEXICAN GRILL, INC.   PUT	   169656105 2367      17300	SH  PUT	 SOLE		      17300
CLEARWATER PAPER CORPORATION   COM	   18538R103 629       11500	SH	 SOLE		      11500
COLLECTIVE BRANDS, INC. CMN    CALL	   19421W100 316       20000	SH  CALL SOLE		      20000
COMCAST CORPORATION CMN CLASS  COM	   20030N200 2148      130781	SH	 SOLE		      130781
CRACKER BARREL OLD COUNTRY     PUT	   22410J106 4735      101700	SH  PUT	 SOLE		      101700
CROWN HOLDINGS INC CMN	       COM	   228368106 1070      42722	SH	 SOLE		      42722
CURRENCYSHARES CDN DLR TR      ETF	   23129X105 466       5000	SH	 SOLE		      5000
DENNY'S CORPORATION CMN	       COM	   24869P104 1018      391790	SH	 SOLE		      391790
DILLARDS INC CL-A CMN CLASS A  PUT	   254067101 1898      88300	SH  PUT	 SOLE		      88300
DOMTAR CORPORATION CMN CLASS   COM	   257559203 4920      100086	SH	 SOLE		      100086
ECHOSTAR CORPORATION CMN       COM	   278768106 1117      58529	SH	 SOLE		      58529
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 4389      170061	SH	 SOLE		      170061
F5 NETWORKS INC CMN	       PUT	   315616102 2126      31000	SH  PUT	 SOLE		      31000
FIRST SOLAR, INC. CMN	       PUT	   336433107 740       6500	SH  PUT	 SOLE		      6500
FREEPORT-MCMORAN COPPER & GOLD PUT	   35671D857 1999      33800	SH  PUT	 SOLE		      33800
GOLDCORP INC 2% 08/01/2014     CNV	   380956AB8 4359      3750000	PRN	 SOLE		      3750000
GREEN MNTN COFFEE ROASTERS INC PUT	   393122106 1028      40000	SH  PUT	 SOLE		      40000
HELIX ENERGY SOLUTNS GROUP INC COM	   42330P107 534       49600	SH	 SOLE		      49600
HILLTOP HOLDINGS INC CMN       COM	   432748101 2014      201135	SH	 SOLE		      201135
INGLES MARKETS INC CL-A CMN    COM	   457030104 980       65121	SH	 SOLE		      65121
ISHARES SILVER TRUST ETF       CALL	   46428Q109 1366      75000	SH  CALL SOLE		      75000
JOHNSON CONTROLS INC CMN       PUT	   478366107 1075      40000	SH  PUT	 SOLE		      40000
KAPSTONE PAPER AND PACKAGING   COM	   48562P103 1222      109715	SH	 SOLE		      109715
KINROSS GOLD CORP 1.75%        CNV	   496902AD9 7459      7730000	PRN	 SOLE		      7730000
LIMITED BRANDS, INC. CMN       PUT	   532716107 3308      149900	SH  PUT	 SOLE		      149900
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 7124      137100	SH  CALL SOLE		      137100
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 5848      112534	SH	 SOLE		      112534
MASTEC INC 4% 06/15/2014 CONV  CNV	   576323AG4 451       500000	PRN	 SOLE		      500000
MCMORAN EXPLORATION CO CONv    CNV	   582411500 921       10324	SH	 SOLE		      10324
MICROSOFT CORPORATION CMN      CALL	   594918104 690       30000	SH  CALL SOLE		      30000
MICROSOFT CORPORATION CMN      COM	   594918104 402       17500	SH	 SOLE		      17500
MITCHAM INDS INC CMN	       COM	   606501104 366       54085	SH	 SOLE		      54085
MONSANTO COMPANY CMN	       CALL	   61166W101 5052      109300	SH  CALL SOLE		      109300
MONSANTO COMPANY CMN	       COM	   61166W101 3022      65389	SH	 SOLE		      65389
N V R INC CMN	               COM	   62944T105 2424      3700	SH	 SOLE		      3700
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 413       469509	SH	 SOLE		      469509
NEWMONT MINING CORPORATION CMN COM	   651639106 1898      30760	SH	 SOLE		      30760
OIL SERVICE HOLDRS TRUST CMN   CALL	   678002106 946       10000	SH  CALL SOLE		      10000
OWENS-ILLINOIS INC CMN	       COM	   690768403 621       23500	SH       SOLE		      23500
PETROLEO BRASILEIRO S.A. SPON  COM	   71654V101 811       27229	SH	 SOLE		      27229
PF CHANG'S CHINA BISTRO CMN    PUT	   69333Y108 2379      60000	SH  PUT	 SOLE		      60000
PILGRIM'S PRIDE CORPORATION    COM	   72147K108 340       51600	SH	 SOLE		      51600
RETAIL HOLDRS TRUST MUTUAL     PUT	   76127U101 9022      105000	SH  PUT	 SOLE		      105000
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 2675      117500	SH  PUT	 SOLE		      117500
RUBICON MINERALS CORPORATION   COM	   780911103 293       85900	SH	 SOLE		      85900
SALESFORCE.COM, INC CMN	       PUT	   79466L302 2961      34500	SH  PUT	 SOLE		      34500
SCHWEITZER-MAUDUIT INTL        COM	   808541106 654       12983	SH	 SOLE		      12983
SEACOR HOLDINGS INC. CMN       COM	   811904101 16478     233214	SH	 SOLE		      233214
SERVICE CORP INTERNATL CMN     COM	   817565104 446       60234	SH	 SOLE		      60234
SOUTHERN COPPER CORPORATION    PUT	   84265V105 1725      65000	SH  PUT	 SOLE		      65000
SPDR GOLD TRUST ETF	       CALL	   78463V107 21963     180500	SH  CALL SOLE		      180500
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 707       30600	SH  PUT	 SOLE		      30600
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 3922      110000	SH  PUT	 SOLE		      110000
STEWART ENTERPRISES, INC.      CNV	   860370AK1 1848      2100000	PRN	 SOLE		      2100000
SUNCOR ENERGY INC. CMN	       CALL	   867224107 1178      40000	SH  CALL SOLE		      40000
SUNCOR ENERGY INC. CMN	       COM	   867224107 986       33500	SH	 SOLE		      33500
SUNOCO INC CMN	               COM	   86764P109 869       25000	SH	 SOLE		      25000
SUSSER HLDGS CORP CMN	       COM	   869233106 1195      101386	SH	 SOLE		      101386
TETRA TECHNOLOGIES INC (DEL)   COM	   88162F105 2639      290550	SH	 SOLE		      290550
THE MOSAIC COMPANY CMN	       CALL	   61945A107 456       11700	SH  CALL SOLE		      11700
THE MOSAIC COMPANY CMN	       COM	   61945A107 803       20599	SH	 SOLE		      20599
TITAN INTERNATIONAL INC        COM	   88830M102 5542      555843	SH	 SOLE		      555843
TYSON FOODS INC CL-A CMN       CALL	   902494103 813       49600	SH  CALL SOLE		      49600
TYSON FOODS INC CL-A CMN       COM	   902494103 620       37794	SH	 SOLE		      37794
WALGREEN CO. CMN	       CALL	   931422109 1068      40000	SH  CALL SOLE		      40000
WALGREEN CO. CMN	       COM	   931422109 268       10000	SH	 SOLE		      10000
WASHINGTON POST CO CL B CMN    COM	   939640108 2165      5274	SH	 SOLE		      5274
WELLS FARGO & CO (NEW) CMN     PUT	   949746101 768       30000	SH  PUT	 SOLE		      30000